STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1%
Alabama - 1.3%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,242,983
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000		1,053,797
				2,296,780
Arizona - 1.4%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	4.00	11/1/2025	600,000		604,155
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	4.00	11/1/2024	600,000		601,482
The University of Arizona, Revenue Bonds (Green Bond) Ser. A	5.00	6/1/2025	1,140,000		1,178,967
				2,384,604
California - 4.8%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000		514,625
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000		406,109
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2025	350,000		358,608
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000		1,272,398
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	[a]	2,594,637
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	2,000,000	[a]	1,774,782
Los Angeles Department of Airports, Revenue Bonds	5.00	5/15/2024	1,400,000		1,418,039
				8,339,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Colorado - 1.4%
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2024	1,040,000	1,059,255
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	3.00	1/15/2026	600,000	586,759
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	5.00	1/15/2025	650,000	658,183
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	132,958
				2,437,155
Connecticut - 2.5%
Connecticut, Revenue Bonds, Ser. D	5.00	11/1/2025	1,300,000	1,356,830
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	879,101
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,030,039
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,157,582
				4,423,552
District of Columbia - 1.7%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,000,000	3,031,313
Florida - 2.8%
Florida Department of Management Services, COP, Ser. A	5.00	11/1/2024	2,000,000	2,047,114
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,192,365
Village Community Development District No. 15, Special Assessment Bonds	4.25	5/1/2028	700,000	[b] 701,912
				4,941,391
Georgia - 1.2%
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,118,297
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	965,103
				2,083,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Illinois - 7.8%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000		1,003,809
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000		3,843,158
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000		1,017,747
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000		1,007,381
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000		1,055,172
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000		1,062,323
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	[a]	2,020,165
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000		1,539,327
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,024,018
				13,573,100
Indiana - 6.0%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	2,950,000	[a]	3,210,047
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	5.00	10/1/2025	1,240,000		1,290,634
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000		2,969,420
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000		1,314,643
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2024	800,000		807,330
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	10/1/2024	865,000		872,376
				10,464,450
Iowa - 1.6%
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,715,000	[a]	2,769,043

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Louisiana - 2.6%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000		1,029,574
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop Project) Ser. A	1.65	12/1/2023	2,500,000	[a]	2,475,438
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	[a]	980,997
				4,486,009
Maine - .6%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000		1,014,894
Maryland - 2.4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	[a]	4,085,548
Massachusetts - 2.8%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000		1,615,969
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2025	750,000		765,913
Massachusetts Port Authority, Revenue Bonds (Green Bond) Ser. A	5.00	7/1/2028	500,000		534,747
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000		2,005,140
				4,921,769
Michigan - 4.3%
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,000,000	[a]	1,880,764
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group)	5.00	8/1/2024	2,115,000	[c]	2,157,029
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000		2,011,355
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2025	625,000		638,862

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Michigan - 4.3% (continued)
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2024	715,000	725,162
				7,413,172
Minnesota - .7%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	154,131
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,026,806
				1,180,937
Missouri - .6%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2026	1,000,000	1,006,803
Nevada - .7%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,297,273
New Jersey - 4.7%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2025	2,000,000	2,070,993
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,376,435
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,362,245
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	872,960
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,528,818
				8,211,451
New Mexico - 1.0%
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2025	1,625,000	1,683,305
New York - 4.8%
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,076,909
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a] 925,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
New York - 4.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,450,000		1,509,209
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2027	1,000,000		1,047,881
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal LLC)	5.00	12/1/2025	2,600,000		2,688,987
				8,248,482
North Carolina - 4.3%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,000,000	[a]	2,089,717
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	2,500,000		2,525,071
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	2,750,000	[a]	2,813,442
				7,428,230
Ohio - 2.8%
Miami University, Revenue Bonds, Refunding	5.00	9/1/2024	1,000,000		1,019,832
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)	2.75	5/1/2028	1,000,000	[a]	977,634
Ohio, Revenue Bonds, Ser. A	5.00	6/1/2025	2,790,000		2,886,415
				4,883,881
Oklahoma - .6%
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,027,541
Pennsylvania - 12.0%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,020,268
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,037,332
Pennsylvania, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. 1st	5.00	9/15/2025	3,000,000		3,127,563

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 12.0% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000	[a] 2,455,585
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,155,761
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000	207,886
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000	1,040,089
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000	2,036,559
Philadelphia, GO, Ser. A	5.00	5/1/2025	5,000,000	5,157,706
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2025	500,000	517,902
				20,756,651
Rhode Island - .4%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	755,646
South Carolina - 2.6%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,155,997
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,400,000	1,428,551
				4,584,548
Tennessee - 1.2%
Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000	2,046,668
Texas - 11.0%
Brazos Higher Education Authority Inc., Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	697,198
Brazos Higher Education Authority Inc., Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	605,117
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,520,467
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,018,817
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2025	1,705,000	1,730,808
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000	1,039,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Texas - 11.0% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	1,390,000	1,430,520
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	706,649
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,564,810
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	[a] 3,493,948
Tarrant County College District, GO	5.00	8/15/2025	4,180,000	4,346,724
				19,154,944
U.S. Related - 3.4%
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	2,000,000	2,050,526
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,108,166
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,725,000	[b] 1,741,554
				5,900,246
Virginia - 1.2%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	3.65	10/1/2027	1,000,000	[a] 997,165
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group)	5.00	7/1/2024	1,000,000	1,017,142
				2,014,307
Washington - 2.9%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	[a] 1,914,733
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,018,224
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	[a] 1,046,893
				4,979,850
Total Investments (cost $179,575,147)			100.1%	173,826,141
Liabilities, Less Cash and Receivables			(0.1%)	(213,277)
Net Assets			100.0%	173,612,864

BAN—Bond Anticipation Notes

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $2,443,466 or 1.41% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	173,826,141	-	173,826,141

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2023, accumulated net unrealized depreciation on investments was $5,749,006, consisting of $102,749 gross unrealized appreciation and $5,851,755 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.